Revenue Recognition - Allowance for Doubtful Accounts by Operating Segment (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Accounts receivable allowance
Balance at beginning of period	$ 132
Charged to Earnings	42
Write-offs	(40)
Foreign Currency	(2)
Balance at end of period	132
Financing receivable allowance
Balance at beginning of period	48
Charged to Earnings	0
Write-offs	(2)
Foreign Currency	2
Balance at end of period	48
Balance at beginning of period	180
Charged to Earnings	42
Write-offs	(42)
Foreign Currency	0
Balance at end of period	180
North America
Accounts receivable allowance
Balance at beginning of period	4
Charged to Earnings	4
Write-offs	(1)
Foreign Currency	0
Balance at end of period	7
EMEA
Accounts receivable allowance
Balance at beginning of period	83
Charged to Earnings	5
Write-offs	(22)
Foreign Currency	1
Balance at end of period	67
Latin America
Accounts receivable allowance
Balance at beginning of period	33
Charged to Earnings	32
Write-offs	(17)
Foreign Currency	(4)
Balance at end of period	44
Financing receivable allowance
Balance at beginning of period	29
Charged to Earnings	0
Write-offs	(2)
Foreign Currency	0
Balance at end of period	27
Asia
Accounts receivable allowance
Balance at beginning of period	12
Charged to Earnings	1
Write-offs	0
Foreign Currency	1
Balance at end of period	14
Financing receivable allowance
Balance at beginning of period	19
Charged to Earnings	0
Write-offs	0
Foreign Currency	2
Balance at end of period	$ 21